Shareholder Report, Line Graph (Details) 193522_First Eagle Global Equity ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Dec. 19, 2024	Aug. 31, 2026
First Eagle Global Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name			First Eagle Global Equity ETF
Accumulated Value	$ 12,158	$ 10,000	$ 15,448
MSCI World Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index Net (USD)
Accumulated Value	$ 11,417	$ 10,000	$ 13,743